21. Suppliers - forfeiting	12 Months Ended
Dec. 31, 2019
Suppliers - Forfeiting
Suppliers - forfeiting

21.Suppliers - forfeiting

The Company has an arrangement in place that allow suppliers to receive their payments in advance with the financial institution. On December 31, 2019, the amount recorded under current liabilities from forfeiting operations totaled R$554,467 (R$365,696 as of December 31, 2018).